UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06457

        Nuveen Premier Insured Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alaska - 1.0%

$2,890	Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series 1995A, 5.875%, 12/01/24 -	12/05 at 102.00	AAA	$ 2,961,239
	MBIA Insured

	California - 31.7%

	ABAG Finance Authority for Non-Profit Corporations, California, Insured Certificates of
	Participation, Children's Hospital Medical Center of Northern California, Series 1999:
6,750	5.875%, 12/01/19 - AMBAC Insured	12/09 at 101.00	AAA	7,574,648
10,000	6.000%, 12/01/29 - AMBAC Insured	12/09 at 101.00	AAA	10,949,500

4,755	Antioch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/09 at 101.00	AAA	5,210,006
	Facilities District No. 1989-1, Series 1999, 5.700%, 8/01/22 - AMBAC Insured

3,250	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	3,466,223
	Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

250	Kern County Housing Authority, California, GNMA Guaranteed Mortgage Obligation Bonds, Series	No Opt. Call	AAA	254,288
	1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)

215	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation Bonds,	No Opt. Call	AAA	217,941
	Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)

5,180	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	AAA	7,287,379
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17

11,080	Lodi, California, Electric System Revenue Certificates of Participation, Series 1999B,	1/09 at 40.71	AAA	3,934,619
	0.000%, 1/15/24 (Pre-refunded to 1/15/09) - MBIA Insured

5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	6,683,250
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

8,880	Pomona, California, GNMA-FHLMC Mortgage-Backed Securities, Single Family Mortgage Revenue	No Opt. Call	AAA	11,581,651
	Refunding Bonds, Series 1990B, 7.500%, 8/01/23

10,305	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	13,212,968
	Refunding Bonds, Series 1990A, 7.500%, 5/01/23

14,755	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	18,278,642
	Revenue Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax)

4,300	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	4,405,393
	Airport, Second Series 2001 Issue 27A, 5.125%, 5/01/19 (Alternative Minimum Tax) - MBIA Insured

2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/14 at 100.00	AAA	2,148,940
	Series 2004A, 5.250%, 8/01/19 - MBIA Insured

	Colorado - 4.9%

1,500	Joint School District No. 28, Adams and Arapahoe Counties, Colorado, General Obligation Bonds,	12/13 at 100.00	AAA	1,576,215
	Series 2003A, 5.125%, 12/01/21 - FSA Insured

2,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2002E, 5.500%,	11/12 at 100.00	AAA	2,675,700
	11/15/18 (Alternative Minimum Tax) - FGIC Insured

6,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/29 -	9/10 at 102.00	AAA	6,448,380
	MBIA Insured

1,310	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/13 at 100.00	AAA	1,382,404
	12/01/16 - XLCA Insured

1,390	Woodland Park School District RE-2, Teller County, Colorado, General Obligation Bonds, Series	12/14 at 100.00	AAA	1,436,982
	2004, 5.000%, 12/01/22 - MBIA Insured

1,000	Board of Regents of the University of Colorado, Enterprise System Revenue Bonds, Series 2002A,	6/12 at 100.00	AAA	1,042,380
	5.000%, 6/01/19 - FGIC Insured

	Florida - 3.5%

1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 - FGIC	10/13 at 100.00	AAA	1,577,040
	Insured

4,145	Miami, Florida, General Obligation Bonds, Series 2002, 5.000%, 1/01/22 - MBIA Insured	1/12 at 100.00	AAA	4,257,247

4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	AAA	4,607,608
	10/01/17 - MBIA Insured

	Georgia - 5.2%

8,000	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%,	1/14 at 100.00	AAA	8,689,840
	1/01/16 - FSA Insured

6,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional	8/09 at 102.00	AAA	6,780,865
	Healthcare System Inc. Project, Series 1999, 5.500%, 8/01/25 - MBIA Insured

	Hawaii - 3.9%

8,030	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B, 6.500%,	7/10 at 101.00	AAA	9,141,994
	7/01/15 (Alternative Minimum Tax) - FGIC Insured

2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Electric Company	1/09 at 101.00	AAA	2,483,663
	Inc. and Subsidiaries Project, Series 1999D, 6.150%, 1/01/20 (Alternative Minimum Tax) - AMBAC
	Insured

	Illinois - 20.5%

4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 - FGIC Insured	12/12 at 100.00	AAA	4,094,200

10,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.500%, 1/01/35 - FGIC	1/10 at 101.00	AAA	10,404,200
	Insured

8,200	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%,	No Opt. Call	AAA	9,544,636
	1/01/15 - MBIA Insured

23,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Elgin School	No Opt. Call	Aaa	12,696,865
	District U46, Kane, Cook and DuPage Counties, Series 2002, 0.000%, 1/01/17 - FSA Insured

10,010	Illinois Development Finance Authority, Revenue Bonds, Catholic Health Partners Services, Series	2/05 at 102.00	AAA	10,333,723
	1995A, 5.300%, 2/15/18 - CONNIE LEE Insured

10,150	Onterie Center Housing Finance Corporation, An Illinois Not For Profit Corporation, Mortgage	1/05 at 101.00	AAA	10,428,009
	Revenue Refunding Bonds, FHA-Insured Mortgage Loan-Onterie Center Project, Series 1992A, 7.050%,
	7/01/27 - MBIA Insured

3,225	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	4,054,212
	General Obligation Bonds, Series 1992A, 9.000%, 6/01/09 - AMBAC Insured

	Indiana - 4.6%

4,725	Decatur Township Multi-School Building Corporation, Marion County, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	4,974,055
	Series 2003, 5.000%, 7/15/17 - FGIC Insured

1,350	Indiana State Office Building Commission, Facilities Revenue Bonds, Indiana State Museum, Series	No Opt. Call	AAA	1,483,812
	2004C, 5.250%, 7/01/16 - FGIC Insured

	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 - AMBAC Insured	11/14 at 100.00	AAA	1,089,633
1,060	5.250%, 11/15/20 - AMBAC Insured	11/14 at 100.00	AAA	1,132,504
1,100	5.250%, 11/15/21 - AMBAC Insured	11/14 at 100.00	AAA	1,166,825

1,000	MSD Steuben County K-5 Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003,	7/14 at 102.00	AAA	1,065,420
	5.250%, 1/15/21 - FSA Insured

1,315	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,377,042
	Series 2004, 5.000%, 7/15/18 - FSA Insured

1,490	North Lawrence Community Schools Building Corporation, Marion County, Indiana, First Mortgage	1/14 at 100.00	AAA	1,552,088
	Bonds, Series 2004, 5.000%, 7/15/19 - FSA Insured

	Iowa - 1.2%

3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003, 5.000%,	6/13 at 100.00	Aaa	3,485,992
	6/15/17 - AMBAC Insured

	Kentucky - 3.0%

8,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project No. 72, Series	10/11 at 100.00	AAA	8,969,280
	2001, 5.375%, 10/01/14 (Pre-refunded to 10/01/11)

	Maryland - 1.7%

5,000	Maryland Transportation Authority, Baltimore-Washington International Airport Parking Revenue	3/12 at 101.00	AAA	5,117,300
	Bonds, Series 2002B, 5.125%, 3/01/21 (Alternative Minimum Tax) - AMBAC Insured

	Massachusetts - 0.7%

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,000	5.250%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	1,064,540
1,000	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	1,045,690

	Michigan - 3.6%

6,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	6,967,480
	9/01/10 (Alternative Minimum Tax) - AMBAC Insured

3,810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing	8/12 at 102.00	Aaa	3,915,004
	Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative Minimum Tax)

	Minnesota - 2.2%

4,860	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	5,332,829
	2001B, 5.750%, 1/01/15 (Alternative Minimum Tax) - FGIC Insured

1,095	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 - MBIA	2/05 at 102.00	AAA	1,122,276
	Insured

	Missouri - 4.7%

7,495	Jefferson County Industrial Development Authority, Missouri, Housing Revenue Bonds, Richardson Road	8/07 at 100.00	AAA	9,318,608
	Apartments Project, Series 1985, 11.000%, 12/15/15 (Pre-refunded to 8/15/07)

2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21 -	10/13 at 100.00	AAA	2,073,580
	MBIA Insured

2,500	Saint Louis County Regional Convention and Sports Complex Authority, Missouri, Convention and	8/13 at 100.00	AAA	2,706,500
	Sports Facility Project Lease Revenue Bonds, Series 2003B-1, 5.250%, 8/15/16 - AMBAC Insured

	Nevada - 7.9%

10,000	Clark County, Nevada, Airport System Subordinated Lien Revenue Bonds, Series 2001B, 5.125%,	7/11 at 100.00	AAA	10,341,900
	7/01/21 - FGIC Insured

7,990	Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access Corridor Project,	6/12 at 100.00	AAA	8,063,508
	Senior Lien Series 2002, 5.250%, 6/01/41 - AMBAC Insured

5,050	Washoe County, Nevada, Gas and Water Facilities Refunding Revenue Bonds, Sierra Pacific Power	1/05 at 101.00	AAA	5,176,755
	Company Project, Remarketed Series 1987, 6.300%, 12/01/14 - AMBAC Insured

	New Jersey - 0.3%

800	Rutgers State University, New Jersey, Certificates of Participation, Lower Georges Street	1/14 at 100.00	AAA	818,376
	University Redevelopment Associates LLC, Series 2004, 5.000%, 1/01/24 - AMBAC Insured

	New York - 3.4%

10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	10,300,600
	2002F, 5.250%, 11/15/27 - MBIA Insured

	North Carolina - 1.0%

3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson Regional	10/13 at 100.00	AAA	3,130,969
	Hospital Project, Series 2003, 5.125%, 10/01/32 - FSA Insured

	Oklahoma - 3.7%

1,620	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	No Opt. Call	AAA	1,688,364
	1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)

5,440	Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Refunding Bonds, Series 2000,	7/10 at 101.00	AAA	6,189,632
	5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured

3,000	Tulsa Industrial Authority, Oklahoma, GNMA Collateralized Multifamily Housing Revenue Bonds,	11/05 at 103.00	Aaa	3,121,980
	Country Club of Woodland Hills Project, Series 1995, 6.250%, 11/01/27

	Oregon - 6.5%

	Oregon Health Sciences University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 - MBIA Insured	1/13 at 100.00	AAA	5,052,850
9,000	5.000%, 7/01/32 - MBIA Insured	1/13 at 100.00	AAA	9,039,510

4,930	Oregon, Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, GNMA	3/12 at 105.00	Aaa	5,308,328
	Mortgaged Backed Securities Program, Necanicum Village Assisted Living Project, Series 2001A,
	6.850%, 6/20/42

	Pennsylvania - 1.1%

3,075	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,345,170
	8/01/19 - FGIC Insured

	Puerto Rico - 0.8%

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	2,279,680
	7/01/17 - MBIA Insured

	Tennessee - 2.6%

2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FSA	10/14 at 100.00	AAA	2,128,651
	Insured

5,000	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	5,739,600
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30
	(Pre-refunded to 11/15/09) - AMBAC Insured

	Texas - 10.3%

160	Corpus Christi Housing Finance Corporation, Texas, Single Family Mortgage Senior Revenue Refunding	1/05 at 100.00	AAA	160,378
	Bonds, Series 1991A, 7.700%, 7/01/11 - MBIA Insured

12,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AAA	12,696,250
	Series 2001A, 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 - FGIC Insured	12/13 at 100.00	AAA	4,865,651
4,800	5.250%, 12/15/21 - FGIC Insured	12/13 at 100.00	AAA	5,082,048

7,600	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/16	7/11 at 101.00	AAA	8,056,836
	(Alternative Minimum Tax) - FGIC Insured

	Washington - 20.9%

5,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	5,165,600
	Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

1,570	Sedro-Wooley School District No. 101, Clark County, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aaa	1,685,301
	2002, 5.250%, 12/01/18 - FSA Insured

	Bellevue School District No. 405, King County, Washington, General Obligation Bonds, Series 2002:
12,060	5.000%, 12/01/19 - FGIC Insured	12/12 at 100.00	AAA	12,529,858
12,785	5.000%, 12/01/20 - FGIC Insured	12/12 at 100.00	AAA	13,219,946

	Pierce County School District No. 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 - FSA Insured	6/13 at 100.00	Aaa	2,950,770
2,990	5.250%, 12/01/19 - FSA Insured	6/13 at 100.00	Aaa	3,188,895

4,715	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 (Alternative Minimum	10/11 at 100.00	AAA	5,106,911
	Tax) - FGIC Insured

895	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%,	3/10 at 101.00	AAA	959,127
	9/01/29 (Alternative Minimum Tax) - MBIA Insured

1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 - FGIC Insured	12/12 at 100.00	AAA	1,320,559

4,200	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%,	12/11 at 100.00	AAA	4,422,305
	12/01/20 - AMBAC Insured

5,000	State of Washington, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 - FSA Insured	1/11 at 100.00	AAA	5,122,000

6,990	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series	7/08 at 102.00	AAA	7,378,780
	1998A, 5.125%, 7/01/17 - MBIA Insured

$434,240	Total Long-Term Investments (cost $426,840,221) - 150.9%			452,420,396

	Short-Term Investments - 1.5%

1,100	Massachusetts Health and Educational Facilities Authority, Capital Asset Program, Variable Rate		A-1+	1,100,000
	Demand Obligations, Series 1985, 1.070%, 1/01/35 - MBIA Insured†

3,400	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Series		A-1	3,400,000
	2002A-7, 1.040%, 11/01/24 - AMBAC Insured†

$4,500	Total Short-Term Investments (cost $4,500,000)			4,500,000

	Total Investments (cost $431,340,221) - 152.4%			456,920,396

	Other Assets Less Liabilities - 1.3%			3,840,559

	Preferred Shares, at Liquidation Value - (53.7)%			(161,000,000)

	Net Assets Applicable to Common Shares - 100%			$299,760,955

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance,
or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $431,296,966.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 26,362,430
	Depreciation	(760,300)

	Net unrealized appreciation of investments	$ 25,602,130

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Insured Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.